Subsequent Events (Details) - $ / shares	Mar. 10, 2022	Dec. 31, 2021	Dec. 17, 2020
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding		2,300,000
Exercise Price Per Share		$ 5.25	$ 11.50
Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding		724,194
Private Placement Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding		3,445,000
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	724,194
Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Per Share	$ 0.00001